Financial Instruments - Schedule of Other Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Fair value through profit or loss		$ 3,163,115
Fair value through other comprehensive income
Amortized Cost	8,099,991	155,527
Total	8,099,991	3,318,642
Provision for Environmental Remediation [Member]
Financial liabilities
Fair value through profit or loss
Fair value through other comprehensive income
Amortized Cost	1,589,371
Total	1,589,371
Other Long Term Liabilities [Member]
Financial liabilities
Fair value through profit or loss
Fair value through other comprehensive income
Amortized Cost	4,652,294
Total	4,652,294
level 2 [Member] | Warrants Liability [Member]
Financial liabilities
Fair value through profit or loss		3,163,115
Fair value through other comprehensive income
Amortized Cost
Total		3,163,115
level 2 [Member] | Lease Liabilities [Member]
Financial liabilities
Fair value through profit or loss
Fair value through other comprehensive income
Amortized Cost	1,858,326	155,527
Total	$ 1,858,326	$ 155,527